Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Earnings from continuing operations	$ 1,570	$ 164
Adjustments for:
Depreciation	154	110
Net losses on disposals of businesses and investments	3
Deferred tax	(1,395)	(172)
Other	385	365
Pension contribution	(167)
Changes in working capital and other items	(247)	(84)
Operating cash flows from continuing operations	866	892
Operating cash flows from discontinued operations	(164)	1,170
Net cash provided by operating activities	702	2,062
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(998)	(478)
Proceeds from disposals of businesses and investments, net of taxes paid	74	6
Capital expenditures	(505)	(576)
Proceeds from disposals of property and equipment	7	27
Other investing activities	9	18
Investing cash flows from continuing operations	(1,413)	(1,003)
Investing cash flows from discontinued operations, net of taxes paid	29	15,732
Net cash (used in) provided by investing activities	(1,384)	14,729
FINANCING ACTIVITIES
Proceeds from debt		1,370
Repayments of debt		(3,719)
Net repayments under short-term loan facilities		(1,661)
Payments of lease principal	(51)	0
Payments on common shares	(488)	(1,174)
Other financing activities	39	(1)
Financing cash flows from continuing operations	(1,201)	(14,876)
Financing cash flows from discontinued operations		(60)
Net cash used in financing activities	(1,201)	(14,936)
(Decrease) increase in cash and bank overdrafts	(1,883)	1,855
Translation adjustments	5	(20)
Cash and bank overdrafts at beginning of period	2,703	868
Cash and bank overdrafts at end of period	825	2,703
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	825	2,706
Bank overdrafts		(3)
Cash and bank overdrafts at end of period	825	2,703
Supplemental cash flow information is provided in note [29].
Interest paid, net of debt-related hedges	(189)	(296)
Interest received	44	40
Income taxes paid	(314)	(308)
Substantial issuer bid/tender offer [member]
FINANCING ACTIVITIES
Payments on common shares		(6,485)
Return of capital [member]
FINANCING ACTIVITIES
Payments on common shares		(2,303)
Share repurchases [member]
FINANCING ACTIVITIES
Payments on common shares	(488)	(1,174)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(3)	(3)
Number of common shares [member]
FINANCING ACTIVITIES
Dividends paid	(698)	(900)
Computer software [member]
Adjustments for:
Amortization expense	449	400
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 114	$ 109